UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2016

Emerging Markets - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Brazil — 5.5%
Itau Unibanco Holding SA ADR	630,084	6,981,331
Klabin SA	836,500	4,395,951
Odontoprev SA	783,400	3,066,449
Raia Drogasil SA	289,000	5,320,528
Ultrapar Participacoes SA	307,900	7,058,664
Vale SA ADR	925,002	4,874,760
		31,697,683
China — 29.0%
AAC Technologies Holdings, Inc.	712,500	8,123,779
Alibaba Group Holding Ltd. ADR(1)	190,051	18,471,057
Anhui Conch Cement Co. Ltd., H Shares	1,439,000	4,043,828
Beijing Enterprises Water Group Ltd.	9,932,000	6,926,429
China Gas Holdings Ltd.	4,562,000	7,750,793
China Lodging Group Ltd. ADR	100,018	4,463,803
China Mobile Ltd.	1,043,500	12,886,453
China Overseas Land & Investment Ltd.	1,188,000	3,928,070
China Railway Construction Corp. Ltd., H Shares	4,864,500	5,950,861
CNOOC Ltd.	3,978,000	4,886,896
Ctrip.com International Ltd. ADR(1)	122,318	5,791,757
IMAX China Holding, Inc.(1)	770,500	4,360,262
Industrial & Commercial Bank of China Ltd., H Shares	20,047,645	12,740,477
Minth Group Ltd.	1,550,000	5,864,287
New Oriental Education & Technology Group, Inc. ADR	151,076	5,964,481
Ping An Insurance Group Co. of China Ltd., H Shares	1,806,500	9,349,727
Shenzhou International Group Holdings Ltd.	1,277,000	8,387,075
Sunny Optical Technology Group Co. Ltd.	675,000	3,606,648
Tencent Holdings Ltd.	1,181,200	30,726,990
Weibo Corp. ADR(1)	68,722	3,282,850
		167,506,523
Egypt — 0.5%
Commercial International Bank Egypt S.A.E.	587,884	3,216,829
Ghana — 0.7%
Tullow Oil plc(1)	1,480,502	4,236,238
Hungary — 1.7%
OTP Bank plc	143,759	3,755,354
Richter Gedeon Nyrt	308,034	6,319,029
		10,074,383
India — 7.0%
Bharat Financial Inclusion Ltd.(1)	518,400	6,343,569
Godrej Consumer Products Ltd.	282,408	6,395,822
Havells India Ltd.	714,439	4,454,976
HCL Technologies Ltd.	124,595	1,448,461
HDFC Bank Ltd.	602,151	14,077,314
Larsen & Toubro Ltd.	211,433	4,776,580

Motherson Sumi Systems Ltd.	578,802	2,787,704
		40,284,426
Indonesia — 5.5%
Astra International Tbk PT	7,117,400	4,372,922
Bank Rakyat Indonesia Persero Tbk PT	5,210,400	4,576,039
Indofood Sukses Makmur Tbk PT	9,262,600	5,533,819
Matahari Department Store Tbk PT	3,265,700	4,923,784
Telekomunikasi Indonesia Persero Tbk PT	23,627,200	7,498,719
Wijaya Karya Persero Tbk PT	19,135,100	4,673,783
		31,579,066
Mexico — 3.8%
Alsea SAB de CV	782,674	2,809,555
Cemex SAB de CV ADR(1)	838,263	6,949,200
Fomento Economico Mexicano SAB de CV ADR	30,165	2,761,606
Gentera SAB de CV	1,477,270	2,886,728
Grupo Aeroportuario del Centro Norte SAB de CV	1,082,933	6,666,320
		22,073,409
Peru — 1.0%
Credicorp Ltd.	37,277	5,840,560
Philippines — 1.1%
Ayala Land, Inc.	7,455,800	6,160,496
Russia — 6.4%
Moscow Exchange MICEX-RTS PJSC	3,281,554	6,372,637
Novatek OJSC GDR	78,402	8,451,736
Sberbank of Russia PJSC ADR	725,159	6,649,708
X5 Retail Group NV GDR(1)	322,579	8,532,214
Yandex NV, A Shares(1)	306,778	6,761,387
		36,767,682
South Africa — 5.6%
Aspen Pharmacare Holdings Ltd.	294,503	7,051,085
Capitec Bank Holdings Ltd.	121,651	4,820,531
Discovery Holdings Ltd.	505,930	4,123,973
Naspers Ltd., N Shares	67,885	11,109,462
Sappi Ltd.(1)	1,076,709	5,302,986
		32,408,037
South Korea — 11.6%
CJ Korea Express Corp.(1)	29,806	5,373,100
GS Retail Co. Ltd.	86,782	3,665,858
Innocean Worldwide, Inc.	76,986	4,798,679
LG Household & Health Care Ltd.	5,121	4,367,777
Medy-Tox, Inc.	12,855	5,101,648
NAVER Corp.	9,467	7,174,543
Samsung Electronics Co. Ltd.	23,022	33,449,004
Wonik Holdings Co. Ltd.(1)	505,364	3,032,184
		66,962,793
Taiwan — 13.0%
Basso Industry Corp.	1,278,000	4,531,129
Green Seal Holding Ltd.	581,000	2,590,930
Hota Industrial Manufacturing Co. Ltd.	1,060,000	5,495,344
Largan Precision Co. Ltd.	64,000	7,180,473
Nien Made Enterprise Co. Ltd.	747,000	8,475,126
President Chain Store Corp.	857,000	6,819,700
Taiwan Paiho Ltd.	1,531,000	4,405,235

Taiwan Semiconductor Manufacturing Co. Ltd.	4,925,939	27,322,774
Tung Thih Electronic Co. Ltd.	367,000	5,598,021
Uni-President Enterprises Corp.	1,534,000	2,900,679
		75,319,411
Thailand — 4.1%
Airports of Thailand PCL	241,400	2,803,449
CP ALL PCL	3,795,300	6,825,192
Kasikornbank PCL	575,300	3,290,705
KCE Electronics PCL	1,714,300	4,840,977
Minor International PCL	2,351,600	2,802,314
Srisawad Power 1979 PCL	2,976,200	3,396,163
		23,958,800
Turkey — 2.0%
BIM Birlesik Magazalar AS	90,539	1,552,123
Tofas Turk Otomobil Fabrikasi AS	746,899	5,495,451
Ulker Biskuvi Sanayi AS	623,749	4,391,099
		11,438,673
TOTAL COMMON STOCKS (Cost $458,770,327)		569,525,009
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $8,394,750), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $8,225,023)		8,225,000
State Street Institutional Liquid Reserves Fund, Premier Class	6,978	6,978
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,231,978)		8,231,978
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $467,002,305)		577,756,987
OTHER ASSETS AND LIABILITIES — 0.1%		603,984
TOTAL NET ASSETS — 100.0%		$578,360,971

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	26.9%
Consumer Discretionary	17.8%
Financials	16.8%
Consumer Staples	10.4%
Industrials	5.9%
Materials	4.9%
Energy	4.3%
Health Care	3.7%
Telecommunication Services	3.5%
Utilities	2.5%
Real Estate	1.8%
Cash and Equivalents*	1.5%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	11,856,091	19,841,592	—
China	37,973,948	129,532,575	—
Mexico	9,710,806	12,362,603	—
Peru	5,840,560	—	—
Russia	6,761,387	30,006,295	—
Other Countries	—	305,639,152	—
Temporary Cash Investments	6,978	8,225,000	—
	72,149,770	505,607,217	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$467,325,051
Gross tax appreciation of investments	$117,957,438
Gross tax depreciation of investments	(7,525,502)
Net tax appreciation (depreciation) of investments	$110,431,936

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
August 31, 2016

Emerging Markets Small Cap - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 92.0%
Brazil — 4.4%
Estacio Participacoes SA	17,900	91,850
Odontoprev SA	20,000	78,286
Raia Drogasil SA	4,300	79,163
		249,299
China — 20.0%
AviChina Industry & Technology Co. Ltd., H Shares	72,000	52,903
Beijing Enterprises Water Group Ltd.	100,000	69,739
Brilliance China Automotive Holdings Ltd.	32,000	36,589
China Lodging Group Ltd. ADR	1,510	67,391
China Resources Cement Holdings Ltd.	252,000	98,753
Huaneng Renewables Corp. Ltd., H Shares	238,000	88,358
IMAX China Holding, Inc.(1)	13,000	73,567
Minth Group Ltd.	18,000	68,101
Pou Sheng International Holdings Ltd.(1)	273,000	93,609
SIIC Environment Holdings Ltd.(1)	118,800	52,318
Sina Corp.(1)	1,693	129,515
Sunny Optical Technology Group Co. Ltd.	19,000	101,520
TAL Education Group ADR(1)	1,365	81,572
Weibo Corp. ADR(1)	2,463	117,658
		1,131,593
Colombia — 0.9%
Cementos Argos SA	12,956	51,435
Czech — 1.2%
Moneta Money Bank AS(1)	21,293	69,159
Ghana — 0.7%
Tullow Oil plc(1)	14,348	41,055
Greece — 1.1%
JUMBO SA	5,158	63,001
Hungary — 1.0%
Richter Gedeon Nyrt	2,630	53,952
Indonesia — 6.6%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	349,500	42,420
Cikarang Listrindo Tbk PT(1)	553,600	62,601
Indofood Sukses Makmur Tbk PT	133,900	79,997
Matahari Department Store Tbk PT	47,200	71,165
Mitra Keluarga Karyasehat Tbk PT	292,600	61,762
Wijaya Karya Persero Tbk PT	232,700	56,837
		374,782
Malaysia — 1.0%
Carlsberg Brewery Malaysia Bhd	15,600	56,507
Mexico — 6.6%
Alsea SAB de CV	13,767	49,419
Banregio Grupo Financiero SAB de CV	14,357	81,684
Corp. Inmobiliaria Vesta SAB de CV	33,825	48,201
Gentera SAB de CV	39,000	76,210
Grupo Aeroportuario del Centro Norte SAB de CV	12,151	74,799

Grupo Aeroportuario del Pacifico SAB de CV, B Shares	4,483	44,576
		374,889
Philippines — 3.2%
Bloomberry Resorts Corp.(1)	541,800	64,883
DoubleDragon Properties Corp.	41,800	53,781
Puregold Price Club, Inc.	67,600	65,141
		183,805
Poland — 0.9%
Eurocash SA	4,630	50,940
Russia — 4.4%
Moscow Exchange MICEX-RTS PJSC	49,359	95,853
X5 Retail Group NV GDR(1)	3,534	93,474
Yandex NV, A Shares(1)	2,813	61,999
		251,326
South Africa — 5.4%
Capitec Bank Holdings Ltd.	1,711	67,800
Discovery Holdings Ltd.	6,941	56,578
Foschini Group Ltd. (The)	6,656	59,176
Petra Diamonds Ltd.	41,484	61,829
Sappi Ltd.(1)	11,777	58,004
		303,387
South Korea — 12.2%
CJ Korea Express Corp.(1)	309	55,703
Cosmax, Inc.	433	56,892
Duk San Neolux Co. Ltd.(1)	2,612	66,061
GS Retail Co. Ltd.	1,719	72,614
Hyundai Department Store Co. Ltd.	338	38,044
Hyundai Marine & Fire Insurance Co. Ltd.	1,348	40,863
Innocean Worldwide, Inc.	1,081	67,381
Jusung Engineering Co. Ltd.(1)	9,261	80,733
Kumho Petrochemical Co. Ltd.	497	30,712
Medy-Tox, Inc.	159	63,101
Seegene, Inc.(1)	1,674	51,646
Wonik Materials Co. Ltd.(1)	1,106	66,955
		690,705
Taiwan — 15.1%
Basso Industry Corp.	24,000	85,092
Egis Technology, Inc.(1)	13,000	96,484
Feng TAY Enterprise Co. Ltd.	15,680	74,618
Green Seal Holding Ltd.	11,000	49,054
Hermes Microvision, Inc.	4,000	171,444
Himax Technologies, Inc. ADR	5,303	56,318
Hota Industrial Manufacturing Co. Ltd.	12,000	62,211
Nien Made Enterprise Co. Ltd.	7,000	79,419
Taiwan Paiho Ltd.	10,000	28,774
Tung Thih Electronic Co. Ltd.	5,000	76,267
Vanguard International Semiconductor Corp.	42,000	78,757
		858,438
Thailand — 5.6%
Digital Telecommunications Infrastructure Fund	122,300	52,290
KCE Electronics PCL	28,600	80,763
Minor International PCL	22,800	27,170
Muangthai Leasing PCL	91,000	50,474

Sino-Thai Engineering & Construction PCL	78,700	56,839
Srisawad Power 1979 PCL	45,635	52,074
		319,610
Turkey — 1.7%
Tofas Turk Otomobil Fabrikasi AS	4,774	35,125
Ulker Biskuvi Sanayi AS	8,604	60,571
		95,696
TOTAL COMMON STOCKS (Cost $4,657,336)		5,219,579
EXCHANGE-TRADED FUNDS — 5.2%
iShares MSCI India Small-Cap ETF (Cost $244,801)	8,248	297,329
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $163,800), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $156,000)		156,000
State Street Institutional Liquid Reserves Fund, Premier Class	611	611
TOTAL TEMPORARY CASH INVESTMENTS (Cost $156,611)		156,611
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,058,748)		5,673,519
OTHER ASSETS AND LIABILITIES†		1,461
TOTAL NET ASSETS — 100.0%		$5,674,980

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	24.7%
Information Technology	17.2%
Financials	11.0%
Consumer Staples	10.9%
Materials	8.5%
Industrials	6.0%
Health Care	5.5%
Utilities	4.8%
Real Estate	1.8%
Telecommunication Services	0.9%
Energy	0.7%
Exchange-Traded Funds	5.2%
Cash and Equivalents*	2.8%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	396,136	735,457	—
Russia	61,999	189,327	—
Taiwan	56,318	802,120	—
Other Countries	—	2,978,222	—
Exchange-Traded Funds	297,329	—	—
Temporary Cash Investments	611	156,000	—
	812,393	4,861,126	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,058,748
Gross tax appreciation of investments	$713,572
Gross tax depreciation of investments	(98,801)
Net tax appreciation (depreciation) of investments	$614,771

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
August 31, 2016

Focused International Growth - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.1%
Austria — 1.9%
Erste Group Bank AG	3,470	97,481
Brazil — 1.4%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	13,300	73,683
China — 7.1%
Alibaba Group Holding Ltd. ADR(1)	1,780	172,998
Tencent Holdings Ltd.	7,800	202,904
		375,902
Denmark — 2.7%
Pandora A/S	1,160	144,307
France — 8.0%
Capgemini SA	1,390	135,419
TOTAL SA	4,110	195,987
Valeo SA	1,760	91,072
		422,478
Germany — 9.8%
adidas AG	890	147,870
Fresenius Medical Care AG & Co. KGaA	1,310	115,935
Symrise AG	1,456	107,206
Zalando SE(1)	3,700	141,500
		512,511
Hong Kong — 3.9%
AIA Group Ltd.	32,200	203,596
India — 3.5%
HDFC Bank Ltd. ADR	1,360	97,444
Tata Motors Ltd. ADR	2,180	88,879
		186,323
Indonesia — 4.7%
Bank Mandiri Persero Tbk PT	139,400	117,962
Matahari Department Store Tbk PT	85,900	129,514
		247,476
Ireland — 1.3%
Ryanair Holdings plc ADR	980	71,158
Japan — 7.9%
Calbee, Inc.	3,100	112,506
ORIX Corp.	9,600	138,018
Ryohin Keikaku Co. Ltd.	900	162,316
		412,840
Mexico — 5.0%
Alsea SAB de CV	38,370	137,736
Cemex SAB de CV ADR(1)	15,003	124,375
		262,111
Netherlands — 1.3%
NXP Semiconductors NV(1)	760	66,895
Portugal — 2.5%
Jeronimo Martins SGPS SA	8,160	131,662

Russia — 1.3%
X5 Retail Group NV GDR(1)	2,550	67,448
South Korea — 2.2%
Amorepacific Corp.	330	114,242
Sweden — 2.8%
Lundin Petroleum AB(1)	8,230	144,879
Switzerland — 3.0%
Roche Holding AG	650	158,477
United Kingdom — 25.8%
Admiral Group plc	3,020	81,297
Ashtead Group plc	8,170	135,715
Auto Trader Group plc	25,773	126,271
London Stock Exchange Group plc	3,420	123,726
Reckitt Benckiser Group plc	2,110	203,761
Shire plc	2,960	185,056
St. James's Place plc	7,290	94,006
Weir Group plc (The)	6,060	119,922
Wolseley plc	2,650	152,417
Worldpay Group plc(1)	34,368	134,850
		1,357,021
TOTAL COMMON STOCKS (Cost $4,839,378)		5,050,490
EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI ACWI ex US ETF (Cost $53,345)	1,300	53,131
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $105,300), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $103,000)		103,000
State Street Institutional Liquid Reserves Fund, Premier Class	296	296
TOTAL TEMPORARY CASH INVESTMENTS (Cost $103,296)		103,296
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $4,996,019)		5,206,917
OTHER ASSETS AND LIABILITIES — 0.9%		46,321
TOTAL NET ASSETS — 100.0%		$5,253,238

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.8%
Financials	19.4%
Information Technology	16.0%
Consumer Staples	12.1%
Industrials	9.1%
Health Care	8.7%
Energy	6.5%
Materials	4.5%
Exchange-Traded Funds	1.0%
Cash and Equivalents*	2.9%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	172,998	202,904	—
India	186,323	—	—
Ireland	71,158	—	—
Mexico	124,375	137,736	—
Netherlands	66,895	—	—
Other Countries	—	4,088,101	—
Exchange-Traded Funds	53,131	—	—
Temporary Cash Investments	296	103,000	—
	675,176	4,531,741	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,996,408
Gross tax appreciation of investments	$333,266
Gross tax depreciation of investments	(122,757)
Net tax appreciation (depreciation) of investments	$210,509

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
August 31, 2016

Global Growth - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Austria — 0.5%
Erste Group Bank AG	88,880	2,496,872
Belgium — 0.7%
UCB SA	41,820	3,433,769
Brazil — 0.5%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	235,300	1,303,579
CCR SA	281,800	1,485,271
		2,788,850
China — 3.3%
Alibaba Group Holding Ltd. ADR(1)	67,830	6,592,398
Tencent Holdings Ltd.	406,800	10,582,238
		17,174,636
Denmark — 1.7%
GN Store Nord A/S	124,709	2,678,517
Pandora A/S	48,096	5,983,255
		8,661,772
France — 9.4%
ArcelorMittal(1)	389,580	2,299,242
Carrefour SA	123,820	3,117,256
Danone SA	57,570	4,373,784
Engie SA	204,040	3,252,353
Kering	17,480	3,313,697
Legrand SA	61,460	3,682,120
Sodexo SA	45,630	5,285,757
Thales SA	29,100	2,519,839
TOTAL SA	175,816	8,383,873
Valeo SA	80,580	4,169,671
Veolia Environnement SA	217,430	4,623,879
Vivendi SA	198,190	3,842,215
		48,863,686
Germany — 2.3%
Fresenius Medical Care AG & Co. KGaA	76,653	6,783,777
Symrise AG	49,290	3,629,265
Zalando SE(1)	44,830	1,714,443
		12,127,485
Hong Kong — 2.9%
AIA Group Ltd.	1,616,800	10,222,820
Hang Seng Bank Ltd.	125,000	2,193,025
Melco Crown Entertainment Ltd. ADR	111,790	1,451,034
Sands China Ltd.	380,000	1,494,029
		15,360,908
India — 1.8%
HDFC Bank Ltd.	260,410	6,087,963
Tata Motors Ltd. ADR	80,635	3,287,489
		9,375,452
Indonesia — 1.6%
Astra International Tbk PT	5,940,300	3,649,713
Bank Central Asia Tbk PT	2,652,700	3,009,660

Bank Mandiri Persero Tbk PT	1,189,800	1,006,823
Bank Rakyat Indonesia Persero Tbk PT	861,700	756,789
		8,422,985
Ireland — 1.8%
CRH plc	277,185	9,383,797
Israel — 0.6%
Mobileye NV(1)	69,620	3,403,722
Italy — 0.3%
Mediaset SpA	453,240	1,433,787
Japan — 3.1%
NTT DOCOMO, Inc.	191,500	4,817,808
ORIX Corp.	347,700	4,998,828
Seven & i Holdings Co. Ltd.	117,800	4,965,213
Sohgo Security Services Co. Ltd.	26,200	1,309,177
		16,091,026
Mexico — 0.5%
Fomento Economico Mexicano SAB de CV ADR	27,569	2,523,942
Peru — 0.2%
Credicorp Ltd.	7,914	1,239,966
Portugal — 0.7%
Jeronimo Martins SGPS SA	236,760	3,820,120
Russia — 0.2%
Magnit PJSC GDR	22,610	891,738
Switzerland — 2.8%
Julius Baer Group Ltd.	90,180	3,780,308
Roche Holding AG	44,041	10,737,666
		14,517,974
United Kingdom — 5.0%
Admiral Group plc	124,580	3,353,639
Ashtead Group plc	309,178	5,135,861
Capita plc	106,883	1,452,657
Liberty Global plc, Class A(1)	109,160	3,454,914
Rio Tinto plc	78,210	2,363,159
Shire plc	135,010	8,440,696
Weir Group plc (The)	80,340	1,589,861
		25,790,787
United States — 58.5%
Acadia Healthcare Co., Inc.(1)	52,940	2,709,999
Adobe Systems, Inc.(1)	127,250	13,018,948
Agilent Technologies, Inc.	90,240	4,239,475
Alexion Pharmaceuticals, Inc.(1)	30,054	3,782,596
Allegion plc	51,986	3,702,443
Allergan plc(1)	30,830	7,230,868
Alliance Data Systems Corp.(1)	35,402	7,242,541
Alphabet, Inc., Class A(1)	13,465	10,635,330
Alphabet, Inc., Class C(1)	14,954	11,470,466
Amazon.com, Inc.(1)	5,920	4,553,427
American Tower Corp.	64,780	7,344,756
Becton Dickinson and Co.	54,070	9,581,745
Boston Scientific Corp.(1)	224,390	5,344,970
Celgene Corp.(1)	87,598	9,350,211
Chipotle Mexican Grill, Inc.(1)	5,910	2,445,144
Cognizant Technology Solutions Corp., Class A(1)	104,450	5,999,608

EOG Resources, Inc.	73,350	6,490,742
EQT Corp.	98,100	7,014,150
Equinix, Inc.	23,116	8,521,713
Estee Lauder Cos., Inc. (The), Class A	54,605	4,872,404
Facebook, Inc., Class A(1)	131,361	16,567,249
Fidelity National Information Services, Inc.	30,230	2,398,146
Fortune Brands Home & Security, Inc.	106,983	6,799,839
HD Supply Holdings, Inc.(1)	145,200	5,243,172
Hess Corp.	45,900	2,492,370
Home Depot, Inc. (The)	86,824	11,644,835
Ingersoll-Rand plc	69,285	4,710,687
Interactive Brokers Group, Inc., Class A	102,570	3,680,212
Intercontinental Exchange, Inc.	34,826	9,821,629
Lennox International, Inc.	21,990	3,541,929
Level 3 Communications, Inc.(1)	47,460	2,355,440
Lowe's Cos., Inc.	44,270	3,389,311
MarketAxess Holdings, Inc.	14,293	2,408,942
Martin Marietta Materials, Inc.	46,450	8,501,744
MasterCard, Inc., Class A	63,730	6,158,230
Mondelez International, Inc., Class A	152,980	6,887,160
MSCI, Inc., Class A	44,530	4,013,044
Newell Brands, Inc.	147,580	7,833,546
Pfizer, Inc.	206,910	7,200,468
Pioneer Natural Resources Co.	60,888	10,901,996
Sirius XM Holdings, Inc.(1)	1,489,180	6,165,205
Tractor Supply Co.	75,023	6,298,181
Ulta Salon Cosmetics & Fragrance, Inc.(1)	26,400	6,526,344
Union Pacific Corp.	69,272	6,617,554
VCA, Inc.(1)	23,090	1,635,003
Visa, Inc., Class A	93,682	7,578,874
WhiteWave Foods Co. (The), Class A(1)	67,819	3,759,207
Zions Bancorp	122,799	3,756,421
		304,438,274
TOTAL COMMON STOCKS (Cost $382,103,481)		512,241,548
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $8,535,150), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $8,367,023)		8,367,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,290	5,290
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,372,290)		8,372,290
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $390,475,771)		520,613,838
OTHER ASSETS AND LIABILITIES†		(150,098)
TOTAL NET ASSETS — 100.0%		$520,463,740

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.6%
Consumer Discretionary	17.0%
Health Care	15.9%
Financials	12.2%
Industrials	9.2%
Consumer Staples	6.8%
Energy	6.7%
Materials	5.1%
Real Estate	3.0%
Utilities	1.5%
Telecommunication Services	1.4%
Cash and Equivalents*	1.6%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Austria	—	2,496,872	—
Belgium	—	3,433,769	—
Brazil	—	2,788,850	—
China	6,592,398	10,582,238	—
Denmark	—	8,661,772	—
France	—	48,863,686	—
Germany	—	12,127,485	—
Hong Kong	1,451,034	13,909,874	—
India	3,287,489	6,087,963	—
Indonesia	—	8,422,985	—
Ireland	—	9,383,797	—
Italy	—	1,433,787	—
Japan	—	16,091,026	—
Portugal	—	3,820,120	—
Russia	—	891,738	—
Switzerland	—	14,517,974	—
United Kingdom	3,454,914	22,335,873	—
Other Countries	311,605,904	—	—
Temporary Cash Investments	5,290	8,367,000	—
	326,397,029	194,216,809	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$391,843,368
Gross tax appreciation of investments	$134,355,641
Gross tax depreciation of investments	(5,585,171)
Net tax appreciation (depreciation) of investments	$128,770,470

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2016

Global Small Cap - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Australia — 4.3%
APN Outdoor Group Ltd.	7,000	27,619
Aristocrat Leisure Ltd.	5,429	61,611
Bapcor Ltd.	11,636	52,558
BlueScope Steel Ltd.	6,507	42,497
Domino's Pizza Enterprises Ltd.	964	54,837
		239,122
Belgium — 0.5%
Galapagos NV(1)	493	26,715
Canada — 5.6%
Aecon Group, Inc.	3,497	48,933
FirstService Corp.	1,158	55,595
Parex Resources, Inc.(1)	6,660	78,819
Raging River Exploration, Inc.(1)	6,697	54,285
Ritchie Bros Auctioneers, Inc.	481	16,753
Shopify, Inc., Class A(1)	844	35,011
Tahoe Resources, Inc.	1,692	22,064
		311,460
China — 1.5%
Bitauto Holdings Ltd. ADR(1)	1,513	38,188
Tongda Group Holdings Ltd.	200,000	41,766
		79,954
Denmark — 0.8%
Rockwool International A/S, B Shares	218	41,366
Finland — 1.2%
Konecranes Oyj	865	27,383
Outokumpu Oyj(1)	7,033	38,472
		65,855
France — 2.2%
Eurofins Scientific SE	107	43,373
Nexans SA(1)	906	48,690
Nexity SA	532	27,897
		119,960
Germany — 3.2%
CTS Eventim AG & Co. KGaA	803	27,865
Sartorius AG Preference Shares	940	74,361
Stabilus SA(1)	1,437	77,204
		179,430
Italy — 2.0%
Amplifon SpA	5,456	57,359
Davide Campari-Milano SpA	5,046	54,907
		112,266
Japan — 7.1%
Anicom Holdings, Inc.	1,000	22,732
Dip Corp.	1,900	54,724
eRex Co. Ltd.	2,000	50,664
GMO Payment Gateway, Inc.	200	9,220
MISUMI Group, Inc.	2,700	47,129

Nifco, Inc.	600	30,213
Nihon M&A Center, Inc.	800	43,996
Open House Co. Ltd.	1,300	28,082
Osaki Electric Co. Ltd.	3,000	27,459
Ulvac, Inc.	1,300	36,613
Yumeshin Holdings Co. Ltd.	5,900	44,080
		394,912
Mexico — 0.5%
Alsea SAB de CV	7,542	27,073
Netherlands — 1.1%
InterXion Holding NV(1)	1,639	61,135
Norway — 1.5%
Det Norske Oljeselskap ASA(1)	5,927	80,874
Philippines — 0.8%
Puregold Price Club, Inc.	42,900	41,339
South Korea — 0.8%
Caregen Co. Ltd.	130	13,956
Tonymoly Co. Ltd.	752	30,721
		44,677
Spain — 1.2%
Applus Services SA	5,106	53,139
Indra Sistemas SA(1)	1,063	13,742
		66,881
Sweden — 5.7%
AcadeMedia AB(1)	5,149	39,547
Dometic Group AB(1)	2,018	14,415
Fastighets AB Balder, B Shares(1)	2,096	58,566
Oriflame Holding AG(1)	2,269	69,814
Saab AB, B Shares	2,103	71,634
SSAB AB, A Shares(1)	20,981	62,424
		316,400
Switzerland — 3.4%
Logitech International SA	1,923	40,277
Straumann Holding AG	115	44,606
Temenos Group AG	777	45,148
VAT Group AG(1)	796	60,456
		190,487
Taiwan — 1.8%
AirTAC International Group	4,000	29,877
Gourmet Master Co. Ltd.	4,200	40,106
Tung Thih Electronic Co. Ltd.	2,000	30,507
		100,490
United Kingdom — 5.7%
BBA Aviation plc	4,014	12,703
Bellway plc	2,062	63,090
Rentokil Initial plc	35,866	100,741
Rotork plc	10,655	28,109
RPC Group plc	6,170	70,407
UDG Healthcare plc	5,149	41,414
		316,464
United States — 46.7%
Acadia Healthcare Co., Inc.(1)	990	50,678
Adeptus Health, Inc., Class A(1)	333	14,173

Aratana Therapeutics, Inc.(1)	6,207	55,056
Astec Industries, Inc.	462	27,161
Avon Products, Inc.	5,061	28,848
Barracuda Networks, Inc.(1)	2,684	62,269
Beacon Roofing Supply, Inc.(1)	851	39,129
Benefitfocus, Inc.(1)	927	37,442
Brandywine Realty Trust	3,979	64,181
BWX Technologies, Inc.	1,005	39,004
Civitas Solutions, Inc.(1)	757	13,762
Copart, Inc.(1)	800	40,816
CoreSite Realty Corp.	333	25,981
Dycom Industries, Inc.(1)	288	23,363
EastGroup Properties, Inc.	553	40,579
Education Realty Trust, Inc.	915	41,459
Euronet Worldwide, Inc.(1)	800	62,088
ExlService Holdings, Inc.(1)	1,074	54,967
Fair Isaac Corp.	498	63,714
FCB Financial Holdings, Inc., Class A(1)	1,576	60,361
First Industrial Realty Trust, Inc.	1,881	54,116
Gores Holdings, Inc., Class A(1)	9,254	101,702
Granite Construction, Inc.	592	28,416
Guidewire Software, Inc.(1)	632	38,887
Healthcare Services Group, Inc.	1,070	43,196
HEICO Corp.	420	28,543
Home BancShares, Inc.	2,487	58,196
INC Research Holdings, Inc., Class A(1)	962	41,972
iRadimed Corp.(1)	2,966	55,375
John Bean Technologies Corp.	608	41,757
Lumber Liquidators Holdings, Inc.(1)	3,366	53,048
MarketAxess Holdings, Inc.	622	104,832
Medpace Holdings, Inc.(1)	489	13,814
Merit Medical Systems, Inc.(1)	2,536	61,473
Monolithic Power Systems, Inc.	572	43,884
Nanometrics, Inc.(1)	2,101	42,734
Nutrisystem, Inc.	2,160	62,251
Parsley Energy, Inc., Class A(1)	1,643	55,616
Paylocity Holding Corp.(1)	1,181	53,180
PGT, Inc.(1)	2,435	29,001
Pool Corp.	283	28,546
ProAssurance Corp.	992	54,580
RenaissanceRe Holdings Ltd.	232	27,770
Scotts Miracle-Gro Co. (The), Class A	360	29,808
Semtech Corp.(1)	1,121	29,819
Sensient Technologies Corp.	791	57,925
SiteOne Landscape Supply, Inc.(1)	755	28,871
Six Flags Entertainment Corp.	559	27,262
Summit Materials, Inc., Class A(1)	2,780	54,877
TransUnion(1)	811	26,755
Trupanion, Inc.(1)	1,140	17,134
Urban Edge Properties	1,524	43,678
US Concrete, Inc.(1)	823	43,636
US Silica Holdings, Inc.	708	27,789
Vail Resorts, Inc.	352	55,767

Vocera Communications, Inc.(1)	3,438	56,039
W.R. Grace & Co.	365	28,517
Watsco, Inc.	188	27,798
Western Alliance Bancorp(1)	1,510	57,712
		2,581,307
TOTAL COMMON STOCKS (Cost $4,868,179)		5,398,167
EXCHANGE-TRADED FUNDS — 1.1%
VanEck Vectors India Small-Cap Index ETF, Class C (Cost $50,775)	1,353	61,182
TEMPORARY CASH INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $30,003)	30,003	30,003
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $4,948,957)		5,489,352
OTHER ASSETS AND LIABILITIES — 0.7%		40,152
TOTAL NET ASSETS — 100.0%		$5,529,504

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.4%
Information Technology	16.2%
Consumer Discretionary	12.5%
Health Care	12.0%
Financials	9.9%
Materials	8.1%
Real Estate	8.0%
Energy	5.4%
Consumer Staples	4.2%
Utilities	0.9%
Exchange-Traded Funds	1.1%
Cash and Equivalents*	1.3%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	239,122	—
Belgium	—	26,715	—
Canada	38,817	272,643	—
China	38,188	41,766	—
Denmark	—	41,366	—
Finland	—	65,855	—
France	—	119,960	—
Germany	—	179,430	—
Italy	—	112,266	—
Japan	—	394,912	—
Mexico	—	27,073	—
Norway	—	80,874	—
Philippines	—	41,339	—
South Korea	—	44,677	—
Spain	—	66,881	—
Sweden	—	316,400	—
Switzerland	—	190,487	—
Taiwan	—	100,490	—
United Kingdom	—	316,464	—
Other Countries	2,642,442	—	—
Exchange-Traded Funds	61,182	—	—
Temporary Cash Investments	30,003	—	—
	2,810,632	2,678,720	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,957,476
Gross tax appreciation of investments	$613,391
Gross tax depreciation of investments	(81,515)
Net tax appreciation (depreciation) of investments	$531,876

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Discovery Fund
August 31, 2016

International Discovery - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Australia — 3.1%
Bellamy's Australia Ltd.	314,580	3,120,779
Star Entertainment Grp Ltd. (The)	863,970	3,830,970
Treasury Wine Estates Ltd.	706,810	5,965,412
Vocus Communications Ltd.	355,250	2,053,140
		14,970,301
Belgium — 1.0%
Galapagos NV(1)	90,600	4,909,485
Brazil — 1.1%
CCR SA	172,200	907,607
Localiza Rent a Car SA	72,600	908,287
Raia Drogasil SA	190,700	3,510,812
		5,326,706
Canada — 8.5%
Agnico Eagle Mines Ltd. New York Shares	108,960	5,518,824
CCL Industries, Inc., Class B	33,350	6,364,067
Detour Gold Corp.(1)	94,780	2,139,307
Dollarama, Inc.	78,550	5,804,099
Maple Leaf Foods, Inc.	219,760	4,881,507
PrairieSky Royalty Ltd.	123,270	2,415,769
Secure Energy Services, Inc.	550,970	3,684,617
Seven Generations Energy Ltd.(1)	181,338	4,176,001
Silver Wheaton Corp.	226,960	5,748,897
		40,733,088
China — 4.4%
Fuyao Glass Industry Group Co. Ltd., H Shares	1,503,200	3,952,959
Geely Automobile Holdings Ltd.	3,910,000	3,135,036
New Oriental Education & Technology Group, Inc. ADR	113,710	4,489,271
Sunny Optical Technology Group Co. Ltd.	1,040,000	5,556,909
Weibo Corp. ADR(1)	79,232	3,784,913
		20,919,088
Denmark — 7.5%
DSV A/S	195,310	9,686,608
Genmab A/S(1)	60,550	9,674,350
H. Lundbeck A/S(1)	177,150	7,078,672
Pandora A/S	77,520	9,643,670
		36,083,300
Finland — 0.6%
Metso Oyj	93,480	2,617,234
France — 10.2%
BioMerieux	32,200	4,897,351
Criteo SA ADR(1)	126,700	4,672,696
Eiffage SA	47,730	3,737,479
Nexans SA(1)	123,150	6,618,375
Plastic Omnium SA	113,110	3,609,052
Remy Cointreau SA	66,460	5,799,411
SEB SA	18,420	2,451,208
Teleperformance	71,100	7,370,140

Thales SA	114,990	9,957,260
		49,112,972
Germany — 3.5%
Covestro AG	64,370	3,351,696
Drillisch AG	64,310	2,966,585
KION Group AG	89,338	5,089,232
Salzgitter AG	128,560	3,911,297
Stroeer SE & Co. KGaA	29,580	1,369,788
		16,688,598
Hong Kong — 1.7%
Man Wah Holdings Ltd.	3,236,400	2,198,610
Techtronic Industries Co. Ltd.	701,500	2,843,962
Wynn Macau Ltd.	2,131,600	2,967,597
		8,010,169
India — 1.1%
Bajaj Finance Ltd.	18,710	3,076,268
Petronet LNG Ltd.	189,870	997,548
Vakrangee Ltd.	380,250	1,111,168
		5,184,984
Indonesia — 0.6%
Bumi Serpong Damai Tbk PT	16,367,200	2,652,807
Italy — 1.4%
Buzzi Unicem SpA	321,970	6,845,237
Japan — 15.6%
Alps Electric Co. Ltd.	187,500	4,227,879
CyberAgent, Inc.	43,900	2,380,312
Daito Trust Construction Co. Ltd.	29,800	4,387,986
DeNA Co. Ltd.	196,100	5,818,654
Disco Corp.	50,500	5,700,865
Japan Hotel REIT Investment Corp.	2,930	2,517,537
Koito Manufacturing Co. Ltd.	96,300	4,583,941
Kyudenko Corp.	123,600	3,906,364
LINE Corp. ADR(1)	62,670	2,679,142
Nabtesco Corp.	120,800	3,116,176
Nippon Shinyaku Co. Ltd.	84,700	3,925,352
Open House Co. Ltd.	191,612	4,139,108
Pola Orbis Holdings, Inc.	49,400	3,943,788
Ryohin Keikaku Co. Ltd.	13,700	2,470,807
Seria Co. Ltd.	51,400	3,398,019
Start Today Co. Ltd.	77,100	3,580,588
Sundrug Co. Ltd.	74,000	5,364,133
Sysmex Corp.	55,500	3,577,877
Temp Holdings Co. Ltd.	206,300	3,291,947
Tokyo Steel Manufacturing Co. Ltd.	239,600	1,685,872
		74,696,347
Mexico — 0.9%
Cemex SAB de CV ADR(1)	260,820	2,162,198
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	208,400	2,072,182
		4,234,380
Netherlands — 2.6%
Koninklijke DSM NV	93,540	6,520,157
Koninklijke Vopak NV	120,240	6,097,174
		12,617,331

New Zealand — 0.5%
a2 Milk Co. Ltd.(1)	1,868,860	2,591,380
Norway — 1.5%
Det Norske Oljeselskap ASA(1)	185,099	2,525,668
Marine Harvest ASA	301,970	4,667,575
		7,193,243
Russia — 2.1%
Moscow Exchange MICEX-RTS PJSC	1,755,980	3,410,038
Yandex NV, A Shares(1)	302,300	6,662,692
		10,072,730
South Africa — 0.6%
Coronation Fund Managers Ltd.	596,670	2,830,347
South Korea — 5.1%
BGF retail Co. Ltd.	12,870	2,337,377
Cosmax, Inc.	25,040	3,290,009
Hugel, Inc.(1)	5,050	1,894,542
Hyundai Mipo Dockyard Co. Ltd.(1)	82,680	5,650,418
Korea Zinc Co. Ltd.	12,220	5,244,188
LG Household & Health Care Ltd.	7,140	6,089,812
		24,506,346
Spain — 3.0%
Acerinox SA	289,210	3,587,305
Cellnex Telecom SA	157,910	2,756,602
Distribuidora Internacional de Alimentacion SA	545,240	3,329,830
Gamesa Corp. Tecnologica SA	207,990	4,773,451
		14,447,188
Sweden — 2.8%
Boliden AB	180,040	3,812,941
Fastighets AB Balder, B Shares(1)	176,230	4,924,184
Lundin Petroleum AB(1)	167,440	2,947,581
Saab AB, B Shares	50,650	1,725,282
		13,409,988
Switzerland — 6.5%
dorma+kaba Holding AG	5,910	4,638,829
Flughafen Zuerich AG	30,470	5,638,290
Geberit AG	9,380	4,091,322
Lonza Group AG	44,770	8,484,701
Partners Group Holding AG	18,520	8,492,217
		31,345,359
Taiwan — 1.5%
AirTAC International Group	569,000	4,249,949
Nien Made Enterprise Co. Ltd.	108,000	1,225,319
Tung Thih Electronic Co. Ltd.	127,000	1,937,190
		7,412,458
United Kingdom — 10.1%
Aberdeen Asset Management plc	714,740	3,009,025
ASOS plc(1)	114,990	6,840,257
Auto Trader Group plc	1,243,460	6,092,158
DCC plc	86,580	7,878,888
Hikma Pharmaceuticals plc	86,550	2,432,176
Persimmon plc	233,440	5,591,318
RPC Group plc	587,760	6,707,087
Weir Group plc (The)	356,650	7,057,804

Worldpay Group plc(1)	684,530	2,685,884
		48,294,597
TOTAL COMMON STOCKS (Cost $420,222,946)		467,705,663
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI Brazil Capped ETF	72,910	2,443,943
iShares MSCI Emerging Markets ETF	39,500	1,442,935
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,604,300)		3,886,878
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $6,996,600), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $6,856,019)		6,856,000
State Street Institutional Liquid Reserves Fund, Premier Class	6,656	6,656
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,862,656)		6,862,656
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $430,689,902)		478,455,197
OTHER ASSETS AND LIABILITIES — 0.3%		1,528,045
TOTAL NET ASSETS — 100.0%		$479,983,242

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.0%
Consumer Discretionary	16.2%
Materials	13.2%
Consumer Staples	11.3%
Information Technology	10.4%
Health Care	9.7%
Energy	4.8%
Financials	4.4%
Real Estate	3.9%
Telecommunication Services	1.6%
Exchange-Traded Funds	0.8%
Cash and Equivalents*	1.7%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks			—
Canada	11,267,721	29,465,367	—
China	8,274,184	12,644,904	—
France	4,672,696	44,440,276	—
Japan	2,679,142	72,017,205	—
Mexico	2,162,198	2,072,182	—
Russia	6,662,692	3,410,038	—
Other Countries	—	267,937,058	—
Exchange-Traded Funds	3,886,878	—	—
Temporary Cash Investments	6,656	6,856,000	—
	39,612,167	438,843,030	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$430,695,217
Gross tax appreciation of investments	$57,376,561
Gross tax depreciation of investments	(9,616,581)
Net tax appreciation (depreciation) of investments	$47,759,980

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2016

International Growth - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Australia — 0.4%
Treasury Wine Estates Ltd.	674,070	5,689,090
Austria — 0.8%
Erste Group Bank AG	421,560	11,842,722
Belgium — 2.9%
Anheuser-Busch InBev SA/NV	147,032	18,212,963
KBC Group NV(1)	335,270	19,846,959
UCB SA	77,030	6,324,802
		44,384,724
Brazil — 0.5%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,384,300	7,669,121
Canada — 1.1%
Alimentation Couche-Tard, Inc., B Shares	339,060	17,485,609
China — 3.2%
Alibaba Group Holding Ltd. ADR(1)	230,740	22,425,621
Tencent Holdings Ltd.	1,038,700	27,020,085
		49,445,706
Denmark — 3.7%
DSV A/S	331,890	16,460,439
Novo Nordisk A/S, B Shares	431,950	20,244,723
Pandora A/S	160,292	19,940,700
		56,645,862
France — 16.2%
ArcelorMittal(1)	2,217,940	13,089,943
Arkema SA	164,170	14,655,371
Capgemini SA	122,940	11,977,235
Criteo SA ADR(1)	213,480	7,873,142
Danone SA	192,750	14,643,856
Essilor International SA	159,305	20,230,780
Kering	103,810	19,679,341
Legrand SA	257,160	15,406,669
Pernod Ricard SA	66,090	7,585,799
Publicis Groupe SA	195,260	14,494,777
Rexel SA	535,400	8,602,839
Thales SA	181,600	15,725,180
TOTAL SA	482,160	22,992,039
Valeo SA	305,784	15,823,018
Veolia Environnement SA	649,120	13,804,224
Vinci SA	238,790	18,109,705
Vivendi SA	720,910	13,975,940
		248,669,858
Germany — 9.2%
adidas AG	154,320	25,639,698
Deutsche Boerse AG(1)	160,770	13,736,749
Fresenius Medical Care AG & Co. KGaA	231,320	20,471,778
HeidelbergCement AG	212,630	19,749,827
ProSiebenSat.1 Media SE	163,170	7,018,229
SAP SE	263,640	23,161,528

Symrise AG	156,146	11,497,166
Zalando SE(1)	514,732	19,685,004
		140,959,979
Hong Kong — 2.7%
AIA Group Ltd.	5,059,200	31,988,677
Sands China Ltd.	2,476,800	9,737,920
		41,726,597
India — 1.5%
HDFC Bank Ltd.	348,520	8,147,832
Tata Motors Ltd.	1,923,350	15,442,516
		23,590,348
Indonesia — 1.7%
Astra International Tbk PT	24,527,600	15,069,728
Bank Mandiri Persero Tbk PT	12,670,400	10,721,842
		25,791,570
Ireland — 2.3%
CRH plc	634,060	21,465,413
Ryanair Holdings plc ADR	193,491	14,049,381
		35,514,794
Israel — 0.9%
Mobileye NV(1)	278,110	13,596,798
Japan — 13.1%
Calbee, Inc.	411,800	14,945,238
Daikin Industries Ltd.	134,700	12,483,819
Daito Trust Construction Co. Ltd.	107,900	15,888,044
Fast Retailing Co. Ltd.	27,900	9,799,314
Isuzu Motors Ltd.	305,300	3,512,875
Kao Corp.	167,900	8,725,640
Keyence Corp.	18,600	13,038,786
Komatsu Ltd.	241,600	5,280,804
LINE Corp.(1)	188,200	8,021,669
Mitsubishi Estate Co. Ltd.	475,000	8,984,439
Nitori Holdings Co. Ltd.	145,300	14,731,523
NTT DOCOMO, Inc.	583,600	14,682,364
ORIX Corp.	1,140,000	16,389,600
Ryohin Keikaku Co. Ltd.	91,000	16,411,927
Seven & i Holdings Co. Ltd.	469,500	19,789,199
Sohgo Security Services Co. Ltd.	160,300	8,009,965
Start Today Co. Ltd.	119,700	5,558,967
Sysmex Corp.	74,500	4,802,735
		201,056,908
Mexico — 1.3%
Cemex SAB de CV ADR(1)	1,731,963	14,357,973
Fomento Economico Mexicano SAB de CV ADR	52,010	4,761,516
		19,119,489
Netherlands — 3.3%
ASML Holding NV	113,690	12,094,398
Koninklijke DSM NV	223,670	15,590,802
Koninklijke Vopak NV	209,780	10,637,601
NXP Semiconductors NV(1)	146,820	12,923,096
		51,245,897
Norway — 0.8%
Statoil ASA	812,599	12,852,966

Portugal — 1.1%
Jeronimo Martins SGPS SA	1,057,641	17,065,024
Russia — 0.5%
Magnit PJSC GDR	174,420	6,879,125
South Korea — 1.1%
Amorepacific Corp.	35,640	12,338,153
BGF retail Co. Ltd.	25,320	4,598,475
		16,936,628
Spain — 2.5%
Cellnex Telecom SA	576,605	10,065,676
Grifols SA	298,170	6,315,956
Industria de Diseno Textil SA	632,960	22,427,213
		38,808,845
Sweden — 2.1%
Hexagon AB, B Shares	453,080	18,449,964
Lundin Petroleum AB(1)	767,880	13,517,609
		31,967,573
Switzerland — 4.0%
Julius Baer Group Ltd.	324,350	13,596,615
Roche Holding AG	197,774	48,219,414
		61,816,029
United Kingdom — 21.7%
Admiral Group plc	501,790	13,507,967
Ashtead Group plc	1,174,665	19,512,759
ASOS plc(1)	206,500	12,283,790
Auto Trader Group plc	3,456,443	16,934,359
Aviva plc	2,849,220	16,028,378
British American Tobacco plc	383,360	23,786,072
Bunzl plc	571,350	17,691,317
Carnival plc	183,690	8,813,901
Compass Group plc	721,280	13,657,880
London Stock Exchange Group plc	458,230	16,577,508
Pearson plc	682,300	7,754,549
Reckitt Benckiser Group plc	360,166	34,780,872
Rio Tinto plc	590,840	17,852,565
Royal Dutch Shell plc, A Shares	559,640	13,742,876
Shire plc	467,050	29,199,518
St. James's Place plc	1,041,351	13,428,353
Weir Group plc (The)	849,830	16,817,423
Wolseley plc	387,350	22,278,800
Worldpay Group plc(1)	4,504,349	17,673,670
		332,322,557
TOTAL COMMON STOCKS (Cost $1,343,575,702)		1,513,083,819
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $1,368,900), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $1,341,004)		1,341,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,223	1,223
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,342,223)		1,342,223
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $1,344,917,925)		1,514,426,042
OTHER ASSETS AND LIABILITIES — 1.3%		20,035,522
TOTAL NET ASSETS — 100.0%		$1,534,461,564

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.1%
Consumer Staples	13.9%
Information Technology	13.2%
Financials	12.7%
Industrials	12.4%
Health Care	10.0%
Materials	8.4%
Energy	4.8%
Real Estate	1.6%
Telecommunication Services	1.6%
Utilities	0.9%
Cash and Equivalents*	1.4%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	22,425,621	27,020,085	—
France	7,873,142	240,796,716	—
Ireland	14,049,381	21,465,413	—
Israel	13,596,798	—	—
Mexico	19,119,489	—	—
Netherlands	12,923,096	38,322,801	—
Other Countries	—	1,095,491,277	—
Temporary Cash Investments	1,223	1,341,000	—
	89,988,750	1,424,437,292	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,349,471,001
Gross tax appreciation of investments	$203,112,624
Gross tax depreciation of investments	(38,157,583)
Net tax appreciation (depreciation) of investments	$164,955,041

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2016

International Opportunities - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 7.0%
APN Outdoor Group Ltd.	179,870	709,702
Aristocrat Leisure Ltd.	200,180	2,271,725
Bapcor Ltd.	301,020	1,359,652
BlueScope Steel Ltd.	262,440	1,713,988
Domino's Pizza Enterprises Ltd.	25,350	1,442,031
Northern Star Resources Ltd.	322,990	983,110
Regis Resources Ltd.	482,280	1,341,093
		9,821,301
Austria — 0.6%
Lenzing AG	7,080	838,703
Belgium — 0.5%
Galapagos NV(1)	13,940	755,389
Brazil — 2.4%
EcoRodovias Infraestrutura e Logistica SA(1)	276,800	716,601
Iguatemi Empresa de Shopping Centers SA	129,200	1,146,684
Smiles SA	93,600	1,453,043
		3,316,328
Canada — 10.4%
Aecon Group, Inc.	123,780	1,732,014
Canadian Energy Services & Technology Corp.	207,030	702,519
Descartes Systems Group, Inc. (The)(1)	74,870	1,596,283
FirstService Corp.	31,520	1,513,268
New Flyer Industries, Inc.	43,060	1,387,284
Norbord, Inc.	30,960	743,663
Parex Resources, Inc.(1)	159,890	1,892,247
Premium Brands Holdings Corp.	25,020	1,187,086
Raging River Exploration, Inc.(1)	206,850	1,676,693
Shopify, Inc., Class A(1)	34,860	1,441,810
Tahoe Resources, Inc.	33,030	430,711
TORC Oil & Gas Ltd.	71,350	420,026
		14,723,604
China — 3.3%
Bitauto Holdings Ltd. ADR(1)	43,000	1,085,320
CT Environmental Group Ltd.	2,614,000	805,339
Minth Group Ltd.	420,000	1,589,033
Tongda Group Holdings Ltd.	5,310,000	1,108,881
		4,588,573
Denmark — 0.8%
Rockwool International A/S, B Shares	5,760	1,092,966
Finland — 2.0%
Cramo Oyj	31,110	811,672
Konecranes Oyj	22,240	704,040
Outokumpu Oyj(1)	246,870	1,350,420
		2,866,132
France — 7.8%
Eurofins Scientific SE	3,700	1,499,812
Nexans SA(1)	31,770	1,707,396

Nexity SA	20,710	1,085,977
Rubis SCA	27,010	2,205,392
Teleperformance	29,580	3,066,227
Worldline SA(1)	47,430	1,465,755
		11,030,559
Germany — 5.0%
AURELIUS Equity Opportunities SE & Co. KGaA	13,380	755,788
CTS Eventim AG & Co. KGaA	21,310	739,492
Duerr AG	24,900	2,105,323
Jungheinrich AG Preference Shares	29,730	934,515
Sartorius AG Preference Shares	32,760	2,591,569
		7,126,687
India — 1.2%
Indiabulls Housing Finance Ltd.	134,850	1,649,531
Indonesia — 1.9%
Bank Tabungan Negara Persero Tbk PT	6,751,500	1,023,032
Waskita Karya Persero Tbk PT	8,102,100	1,704,098
		2,727,130
Ireland — 0.6%
Dalata Hotel Group plc(1)	167,880	814,589
Italy — 4.1%
Amplifon SpA	136,090	1,430,730
Buzzi Unicem SpA	93,920	1,996,784
Davide Campari-Milano SpA	165,890	1,805,085
FinecoBank Banca Fineco SpA	99,715	606,188
		5,838,787
Japan — 17.3%
Anicom Holdings, Inc.	56,800	1,291,196
Asahi Intecc Co. Ltd.	22,300	991,446
Benefit One, Inc.	24,800	725,076
Dip Corp.	50,600	1,457,382
eRex Co. Ltd.	52,000	1,317,276
GMO Payment Gateway, Inc.	6,900	318,108
Invincible Investment Corp.	1,120	719,857
Istyle, Inc.	118,900	796,382
Kewpie Corp.	43,200	1,187,045
Kyudenko Corp.	21,900	692,147
Lion Corp.	98,000	1,371,517
MISUMI Group, Inc.	84,700	1,478,454
Nifco, Inc.	14,300	720,079
Nihon M&A Center, Inc.	23,400	1,286,870
Open House Co. Ltd.	41,400	894,302
Osaki Electric Co. Ltd.	76,000	695,617
Penta-Ocean Construction Co. Ltd.	317,200	1,673,911
Pigeon Corp.	37,100	987,158
Ryohin Keikaku Co. Ltd.	5,700	1,028,000
Tsuruha Holdings, Inc.	6,700	656,628
Ulvac, Inc.	33,200	935,048
Yonex Co. Ltd.	11,700	567,670
Yumeshin Holdings Co. Ltd.	155,400	1,161,013
Zenkoku Hosho Co. Ltd.	37,300	1,465,467
		24,417,649

Mexico — 1.1%
Alsea SAB de CV	180,870	649,267
Banregio Grupo Financiero SAB de CV	155,100	882,438
		1,531,705
Norway — 1.5%
Det Norske Oljeselskap ASA(1)	155,800	2,125,884
Philippines — 0.8%
Puregold Price Club, Inc.	1,152,100	1,110,190
South Korea — 3.2%
Caregen Co. Ltd.	11,240	1,206,662
Innocean Worldwide, Inc.	5,690	354,668
Medy-Tox, Inc.	1,950	773,879
Tonymoly Co. Ltd.	19,370	791,304
Vieworks Co. Ltd.	26,260	1,413,094
		4,539,607
Spain — 2.2%
Applus Services SA	134,270	1,397,368
Indra Sistemas SA(1)	27,900	360,693
Prosegur Cia de Seguridad SA	197,340	1,322,939
		3,081,000
Sweden — 6.3%
Dometic Group AB(1)	51,782	369,887
Fastighets AB Balder, B Shares(1)	61,060	1,706,126
Indutrade AB	36,090	776,129
Inwido AB	62,948	825,394
Oriflame Holding AG(1)	53,290	1,639,664
Saab AB, B Shares	58,230	1,983,479
SSAB AB, A Shares(1)	551,950	1,642,184
		8,942,863
Switzerland — 4.1%
Logitech International SA	50,640	1,060,632
Straumann Holding AG	6,600	2,560,012
Temenos Group AG	20,780	1,207,439
Ypsomed Holding AG	4,930	912,267
		5,740,350
Taiwan — 5.0%
AirTAC International Group	108,000	806,669
Basso Industry Corp.	202,000	716,188
Eclat Textile Co. Ltd.	57,000	722,144
Gourmet Master Co. Ltd.	111,300	1,062,823
Hota Industrial Manufacturing Co. Ltd.	225,000	1,166,464
Land Mark Optoelectronics Corp.	14,400	156,569
Nien Made Enterprise Co. Ltd.	106,000	1,202,628
Tung Thih Electronic Co. Ltd.	82,000	1,250,784
		7,084,269
United Kingdom — 10.2%
Ashmore Group plc	320,630	1,481,201
Auto Trader Group plc	211,690	1,037,146
BBA Aviation plc	106,830	338,084
Bellway plc	54,260	1,660,159
Domino's Pizza Group plc	151,090	711,873
Greencore Group plc	230,200	1,061,027
Regus plc	90,100	354,589

Rentokil Initial plc	944,890	2,654,032
Rightmove plc	6,530	351,484
Rotork plc	277,980	733,344
RPC Group plc	220,680	2,518,239
Serco Group plc(1)	437,530	735,414
Spectris plc	28,840	733,187
		14,369,779
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $116,150,750)		140,133,575
OTHER ASSETS AND LIABILITIES — 0.7%		1,007,832
TOTAL NET ASSETS — 100.0%		$141,141,407

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.9%
Consumer Discretionary	16.0%
Information Technology	11.2%
Health Care	9.9%
Materials	9.6%
Consumer Staples	8.6%
Financials	7.3%
Real Estate	5.0%
Energy	4.8%
Utilities	3.0%
Other Assets and Liabilities	0.7%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,957,841	137,175,734	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$116,471,800
Gross tax appreciation of investments	$25,109,755
Gross tax depreciation of investments	(1,447,980)
Net tax appreciation (depreciation) of investments	$23,661,775

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2016

International Value - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Australia — 6.4%
Australia & New Zealand Banking Group Ltd.	55,966	1,131,448
BHP Billiton Ltd.	16,552	254,142
BWP Trust	17,422	42,554
CIMIC Group Ltd.	22,710	505,375
Downer EDI Ltd.	35,411	130,404
Fortescue Metals Group Ltd.	82,478	303,733
Newcrest Mining Ltd.(1)	3,798	63,339
Regis Resources Ltd.	25,649	71,323
Scentre Group	33,269	124,266
Seven West Media Ltd.	53,366	31,284
Telstra Corp. Ltd.	101,480	401,166
Westpac Banking Corp.	35,555	787,212
		3,846,246
Austria — 0.1%
Raiffeisen Bank International AG(1)	5,448	77,421
Belgium — 1.5%
Bekaert SA	2,521	104,130
KBC Group NV(1)	13,494	798,804
		902,934
Denmark — 1.2%
Vestas Wind Systems A/S	8,437	699,933
Finland — 0.3%
UPM-Kymmene Oyj	10,161	204,127
France — 12.5%
AXA SA	44,092	925,613
BNP Paribas SA	19,544	994,205
CNP Assurances	2,432	39,145
Engie SA	40,895	651,857
Eurazeo SA	37	2,245
Innate Pharma SA(1)	1,846	21,230
Metropole Television SA	3,637	64,525
Orange SA	45,544	695,480
Peugeot SA(1)	41,949	618,825
Safran SA	2,952	206,393
Sanofi	12,455	959,585
SCOR SE	8,449	248,570
Societe Generale SA	17,342	631,489
TOTAL SA	26,522	1,264,715
Valeo SA	3,960	204,913
		7,528,790
Germany — 8.9%
Allianz SE	8,593	1,280,085
BASF SE	6,419	521,969
Continental AG	889	186,328
Daimler AG	845	58,514
Deutsche Lufthansa AG	5,913	68,892
Deutsche Wohnen AG	4,726	177,653

E.ON SE	58,595	539,676
Evonik Industries AG	4,092	137,549
Hannover Rueck SE	5,965	609,475
METRO AG	15,754	467,437
Muenchener Rueckversicherungs-Gesellschaft AG	1,050	189,797
ProSiebenSat.1 Media SE	13,771	592,315
RTL Group SA	1,967	165,544
Siemens AG	3,047	363,839
		5,359,073
Hong Kong — 4.4%
BOC Hong Kong Holdings Ltd.	186,000	650,966
Hang Seng Bank Ltd.	39,100	685,978
HKT Trust & HKT Ltd.	93,000	128,275
Link REIT	58,500	425,315
New World Development Co. Ltd.	151,000	189,394
PCCW Ltd.	123,000	78,009
Sands China Ltd.	29,600	116,377
Television Broadcasts Ltd.	13,900	49,633
WH Group Ltd.	439,000	345,199
		2,669,146
India — 0.3%
Vedanta Resources plc	31,714	205,311
Israel — 0.5%
Teva Pharmaceutical Industries Ltd.	5,728	290,722
Italy — 3.5%
A2A SpA	38,686	51,308
Enel SpA	218,386	964,164
Eni SpA	53,044	801,134
Fiat Chrysler Automobiles NV	12,719	87,891
Prysmian SpA	8,223	202,892
		2,107,389
Japan — 24.0%
Bridgestone Corp.	18,000	618,470
Calsonic Kansei Corp.	13,000	102,151
Canon, Inc.	17,000	487,005
Central Japan Railway Co.	3,000	492,630
Chiyoda Corp.	7,000	56,560
Daiichi Sankyo Co. Ltd.	6,700	153,764
Daikyo, Inc.	11,000	17,436
Daiwa House Industry Co. Ltd.	6,600	170,414
Daiwa Securities Group, Inc.	57,000	332,971
Fuji Heavy Industries Ltd.	10,100	400,037
Hitachi Chemical Co. Ltd.	12,600	271,570
Hitachi Construction Machinery Co. Ltd.	21,300	398,970
Honda Motor Co. Ltd.	26,000	796,598
ITOCHU Corp.	36,600	431,920
Japan Airlines Co. Ltd.	16,500	501,865
Japan Prime Realty Investment Corp.	32	141,497
Komatsu Ltd.	19,700	430,595
Leopalace21 Corp.	35,200	233,385
Mazda Motor Corp.	8,000	131,871
Miraca Holdings, Inc.	2,500	118,518
Mitsubishi Chemical Holdings Corp.	32,400	204,424

Mitsubishi UFJ Financial Group, Inc.	91,400	498,321
Mitsui Chemicals, Inc.	17,000	81,332
Mixi, Inc.	7,200	255,739
Mizuho Financial Group, Inc.	111,600	193,829
MS&AD Insurance Group Holdings, Inc.	4,200	119,852
Nippon Building Fund, Inc.	35	214,130
Nippon Prologis REIT, Inc.	56	134,391
Nippon Telegraph & Telephone Corp.	18,000	790,876
NTT DOCOMO, Inc.	24,100	606,314
OKUMA Corp.	49,000	374,610
ORIX Corp.	41,400	595,201
Osaka Gas Co. Ltd.	107,000	421,216
Panasonic Corp.	27,700	284,055
SBI Holdings, Inc.	22,700	269,421
Seiko Epson Corp.	22,500	431,015
Sumitomo Mitsui Financial Group, Inc.	19,400	678,948
TonenGeneral Sekiyu KK	3,000	27,691
Toyota Boshoku Corp.	11,600	265,152
Toyota Motor Corp.	24,400	1,471,098
TS Tech Co. Ltd.	9,300	215,815
		14,421,657
Netherlands — 2.5%
ING Groep NV	87,638	1,096,820
Koninklijke Ahold Delhaize NV	10,837	259,472
NN Group NV	5,057	150,469
		1,506,761
Norway — 0.8%
Subsea 7 SA(1)	43,630	474,379
Singapore — 0.1%
United Overseas Bank Ltd.	5,600	74,025
Spain — 4.8%
ACS Actividades de Construccion y Servicios SA	18,109	513,173
Banco Bilbao Vizcaya Argentaria SA	20,000	124,440
Banco Santander SA	172,541	773,693
Endesa SA	25,089	511,016
Inmobiliaria Colonial SA	12,497	92,727
Repsol SA	32,666	438,705
Telefonica SA	42,229	425,352
		2,879,106
Sweden — 1.8%
Hufvudstaden AB, A Shares	5,130	89,229
Intrum Justitia AB	6,284	198,415
Peab AB	29,279	244,714
Skanska AB, B Shares	25,284	554,375
		1,086,733
Switzerland — 3.5%
Nestle SA	4,210	335,156
Novartis AG	594	46,745
Roche Holding AG	2,330	568,079
Swiss Re AG	10,323	871,139
Transocean Ltd.	4,647	44,932
Zurich Insurance Group AG	858	219,309
		2,085,360

United Kingdom — 21.2%
AstraZeneca plc	13,287	856,513
BHP Billiton plc	39,188	509,399
BP plc	138,156	776,294
Centrica plc	258,228	788,728
Debenhams plc	24,157	19,223
Direct Line Insurance Group plc	32,647	158,192
Evraz plc(1)	104,266	175,254
GlaxoSmithKline plc	33,958	730,862
Glencore plc	117,691	268,987
Go-Ahead Group plc	3,476	90,332
HSBC Holdings plc	214,042	1,586,073
Imperial Brands plc	12,217	640,667
Investec plc	94,980	562,251
Legal & General Group plc	206,911	571,396
Lloyds Banking Group plc	766,655	597,496
Man Group plc	144,947	206,896
Marks & Spencer Group plc	41,165	186,330
Old Mutual plc	21,167	53,951
Petrofac Ltd.	19,145	209,041
Rio Tinto plc	32,913	994,485
Royal Dutch Shell plc, B Shares	80,400	2,050,309
Royal Mail plc	70,811	477,945
Segro plc	2,829	16,836
Vodafone Group plc	83,443	251,854
		12,779,314
TOTAL COMMON STOCKS (Cost $64,765,750)		59,198,427
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI Japan ETF (Cost $273,820)	24,732	303,709
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $485,550), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $472,001)		472,000
State Street Institutional Liquid Reserves Fund, Premier Class	914	914
TOTAL TEMPORARY CASH INVESTMENTS (Cost $472,914)		472,914
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $65,512,484)		59,975,050
OTHER ASSETS AND LIABILITIES — 0.4%		241,103
TOTAL NET ASSETS — 100.0%		$60,216,153

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	31.2%
Industrials	11.6%
Consumer Discretionary	11.2%
Energy	10.2%
Materials	6.9%
Utilities	6.5%
Health Care	6.2%
Telecommunication Services	5.6%
Real Estate	3.5%
Consumer Staples	3.5%
Information Technology	1.9%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	1.2%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	59,198,427	—
Exchange-Traded Funds	303,709	—	—
Temporary Cash Investments	914	472,000	—
	304,623	59,670,427	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$65,544,469
Gross tax appreciation of investments	$2,252,387
Gross tax depreciation of investments	(7,821,806)
Net tax appreciation (depreciation) of investments	$(5,569,419)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
August 31, 2016

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Brazil — 5.5%
Itau Unibanco Holding SA ADR	482,504	5,346,144
Klabin SA	637,600	3,350,698
Odontoprev SA	599,800	2,347,787
Raia Drogasil SA	221,500	4,077,844
Ultrapar Participacoes SA	228,200	5,231,527
Vale SA ADR	705,016	3,715,434
		24,069,434
China — 29.3%
AAC Technologies Holdings, Inc.	543,000	6,191,175
Alibaba Group Holding Ltd. ADR(1)	154,484	15,014,300
Anhui Conch Cement Co. Ltd., H Shares	1,102,500	3,098,208
Beijing Enterprises Water Group Ltd.	7,770,000	5,418,683
China Gas Holdings Ltd.	3,392,000	5,762,974
China Lodging Group Ltd. ADR	76,747	3,425,219
China Mobile Ltd.	817,500	10,095,520
China Overseas Land & Investment Ltd.	932,000	3,081,617
China Railway Construction Corp. Ltd., H Shares	3,805,000	4,654,749
CNOOC Ltd.	2,953,000	3,627,703
Ctrip.com International Ltd. ADR(1)	98,806	4,678,464
IMAX China Holding, Inc.(1)	587,500	3,324,664
Industrial & Commercial Bank of China Ltd., H Shares	15,366,095	9,765,306
Minth Group Ltd.	1,190,000	4,502,259
New Oriental Education & Technology Group, Inc. ADR	114,867	4,534,949
Ping An Insurance Group Co. of China Ltd., H Shares	1,352,000	6,997,415
Shenzhou International Group Holdings Ltd.	974,000	6,397,033
Sunny Optical Technology Group Co. Ltd.	519,000	2,773,111
Tencent Holdings Ltd.	893,800	23,250,748
Weibo Corp. ADR(1)	52,395	2,502,909
		129,097,006
Egypt — 0.5%
Commercial International Bank Egypt S.A.E.	448,568	2,454,509
Ghana — 0.7%
Tullow Oil plc(1)	1,124,800	3,218,449
Hungary — 1.7%
OTP Bank plc	109,220	2,853,106
Richter Gedeon Nyrt	234,026	4,800,825
		7,653,931
India — 7.1%
Bharat Financial Inclusion Ltd.(1)	393,851	4,819,485
Godrej Consumer Products Ltd.	215,502	4,880,571
Havells India Ltd.	547,465	3,413,788
HCL Technologies Ltd.	95,475	1,109,931
HDFC Bank Ltd.	482,600	11,282,405
Larsen & Toubro Ltd.	168,233	3,800,629
Motherson Sumi Systems Ltd.	445,542	2,145,880
		31,452,689

Indonesia — 5.5%
Astra International Tbk PT	5,565,200	3,419,252
Bank Rakyat Indonesia Persero Tbk PT	3,996,700	3,510,106
Indofood Sukses Makmur Tbk PT	7,027,500	4,198,488
Matahari Department Store Tbk PT	2,513,900	3,790,275
Telekomunikasi Indonesia Persero Tbk PT	17,871,900	5,672,122
Wijaya Karya Persero Tbk PT	14,798,200	3,614,487
		24,204,730
Mexico — 3.8%
Alsea SAB de CV	596,727	2,142,064
Cemex SAB de CV ADR(1)	642,349	5,325,073
Fomento Economico Mexicano SAB de CV ADR	23,115	2,116,178
Gentera SAB de CV	1,126,302	2,200,902
Grupo Aeroportuario del Centro Norte SAB de CV	803,970	4,949,080
		16,733,297
Peru — 1.0%
Credicorp Ltd.	28,695	4,495,933
Philippines — 1.1%
Ayala Land, Inc.	5,713,200	4,720,640
Russia — 6.3%
Moscow Exchange MICEX-RTS PJSC	2,571,038	4,992,845
Novatek OJSC GDR	58,612	6,318,374
Sberbank of Russia PJSC ADR	554,139	5,081,455
X5 Retail Group NV GDR(1)	236,754	6,262,143
Yandex NV, A Shares(1)	233,072	5,136,907
		27,791,724
South Africa — 5.7%
Aspen Pharmacare Holdings Ltd.	220,164	5,271,237
Capitec Bank Holdings Ltd.	97,159	3,850,013
Discovery Holdings Ltd.	410,842	3,348,885
Naspers Ltd., N Shares	51,765	8,471,405
Sappi Ltd.(1)	825,902	4,067,716
		25,009,256
South Korea — 11.7%
CJ Korea Express Corp.(1)	23,309	4,201,891
GS Retail Co. Ltd.	66,500	2,809,103
Innocean Worldwide, Inc.	60,235	3,754,558
LG Household & Health Care Ltd.	3,900	3,326,368
Medy-Tox, Inc.	10,102	4,009,090
NAVER Corp.	7,439	5,637,628
Samsung Electronics Co. Ltd.	17,535	25,476,861
Wonik Holdings Co. Ltd.(1)	385,300	2,311,800
		51,527,299
Taiwan — 12.9%
Basso Industry Corp.	979,000	3,471,029
Green Seal Holding Ltd.	259,000	1,154,993
Hota Industrial Manufacturing Co. Ltd.	806,000	4,178,535
Largan Precision Co. Ltd.	49,000	5,497,550
Nien Made Enterprise Co. Ltd.	573,000	6,501,001
President Chain Store Corp.	643,000	5,116,765
Taiwan Paiho Ltd.	1,168,000	3,360,754
Taiwan Semiconductor Manufacturing Co. Ltd.	3,768,774	20,904,310
Tung Thih Electronic Co. Ltd.	282,000	4,301,476

Uni-President Enterprises Corp.	1,176,000	2,223,728
		56,710,141
Thailand — 4.1%
Airports of Thailand PCL	187,200	2,174,009
CP ALL PCL	2,942,400	5,291,398
Kasikornbank PCL	407,800	2,332,608
KCE Electronics PCL	1,298,400	3,666,525
Minor International PCL	1,805,000	2,150,951
Srisawad Power 1979 PCL	2,298,817	2,623,197
		18,238,688
Turkey — 2.0%
BIM Birlesik Magazalar AS	68,794	1,179,345
Tofas Turk Otomobil Fabrikasi AS	559,400	4,115,892
Ulker Biskuvi Sanayi AS	480,520	3,382,788
		8,678,025
TOTAL COMMON STOCKS (Cost $373,815,034)		436,055,751
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $6,435,000), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $6,307,018)		6,307,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,800	4,800
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,311,800)		6,311,800
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $380,126,834)		442,367,551
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,529,113)
TOTAL NET ASSETS — 100.0%		$440,838,438

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	27.0%
Consumer Discretionary	17.9%
Financials	17.1%
Consumer Staples	10.2%
Industrials	6.2%
Materials	4.8%
Energy	4.1%
Health Care	3.7%
Telecommunication Services	3.6%
Utilities	2.5%
Real Estate	1.8%
Cash and Equivalents*	1.1%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	9,061,578	15,007,856	—
China	30,155,841	98,941,165	—
Mexico	7,441,251	9,292,046	—
Peru	4,495,933	—	—
Russia	5,136,907	22,654,817	—
Other Countries	—	233,868,357	—
Temporary Cash Investments	4,800	6,307,000	—
	56,296,310	386,071,241	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$381,266,475
Gross tax appreciation of investments	$69,763,358
Gross tax depreciation of investments	(8,662,282)
Net tax appreciation (depreciation) of investments	$61,101,076

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
August 31, 2016

NT International Growth - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Australia — 0.4%
Treasury Wine Estates Ltd.	404,120	3,410,736
Austria — 0.8%
Erste Group Bank AG(1)	250,380	7,033,829
Belgium — 2.9%
Anheuser-Busch InBev SA/NV	89,988	11,146,881
KBC Group NV(1)	206,340	12,214,697
UCB SA	46,300	3,801,614
		27,163,192
Brazil — 0.5%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	828,400	4,589,395
Canada — 1.2%
Alimentation Couche-Tard, Inc., B Shares	207,520	10,701,981
China — 3.2%
Alibaba Group Holding Ltd. ADR(1)	140,960	13,699,903
Tencent Holdings Ltd.	628,400	16,346,800
		30,046,703
Denmark — 3.8%
DSV A/S	208,380	10,334,828
Novo Nordisk A/S, B Shares	264,230	12,383,987
Pandora A/S	98,350	12,234,971
		34,953,786
France — 16.2%
ArcelorMittal(1)	1,347,660	7,953,683
Arkema SA	96,420	8,607,363
Capgemini SA	75,620	7,367,159
Criteo SA ADR(1)	120,960	4,461,005
Danone SA	114,990	8,736,171
Essilor International SA	98,701	12,534,436
Kering	63,890	12,111,676
Legrand SA	157,610	9,442,546
Pernod Ricard SA	39,620	4,547,577
Publicis Groupe SA	111,450	8,273,292
Rexel SA	312,770	5,025,607
Thales SA	112,060	9,703,544
TOTAL SA	290,151	13,835,995
Valeo SA	184,440	9,543,983
Veolia Environnement SA	383,180	8,148,728
Vinci SA	148,660	11,274,294
Vivendi SA	434,820	8,429,649
		149,996,708
Germany — 9.2%
adidas AG	95,580	15,880,264
Deutsche Boerse AG(1)	91,560	7,823,205
Fresenius Medical Care AG & Co. KGaA	142,850	12,642,199
HeidelbergCement AG	131,350	12,200,253
ProSiebenSat.1 Media SE	96,820	4,164,399
SAP SE	161,160	14,158,367

Symrise AG	91,025	6,702,250
Zalando SE(1)	308,012	11,779,368
		85,350,305
Hong Kong — 2.7%
AIA Group Ltd.	3,070,800	19,416,277
Sands China Ltd.	1,518,800	5,971,396
		25,387,673
India — 1.6%
HDFC Bank Ltd.	208,860	4,882,808
Tata Motors Ltd.	1,181,440	9,485,744
		14,368,552
Indonesia — 1.7%
Astra International Tbk PT	14,983,800	9,206,028
Bank Mandiri Persero Tbk PT	7,582,900	6,416,740
		15,622,768
Ireland — 2.4%
CRH plc	405,790	13,737,580
Ryanair Holdings plc ADR	113,664	8,253,143
		21,990,723
Israel — 0.8%
Mobileye NV(1)	157,740	7,711,909
Japan — 13.1%
Calbee, Inc.	261,600	9,494,109
Daikin Industries Ltd.	78,000	7,228,937
Daito Trust Construction Co. Ltd.	68,400	10,071,754
Fast Retailing Co. Ltd.	16,700	5,865,539
Isuzu Motors Ltd.	176,200	2,027,411
Kao Corp.	91,800	4,770,779
Keyence Corp.	10,700	7,500,807
Komatsu Ltd.	144,800	3,164,985
LINE Corp.(1)	112,700	4,803,624
Mitsubishi Estate Co. Ltd.	269,000	5,088,030
Nitori Holdings Co. Ltd.	88,700	8,993,022
NTT DOCOMO, Inc.	361,500	9,094,713
ORIX Corp.	724,500	10,416,022
Ryohin Keikaku Co. Ltd.	54,800	9,883,226
Seven & i Holdings Co. Ltd.	285,100	12,016,828
Sohgo Security Services Co. Ltd.	98,300	4,911,912
Start Today Co. Ltd.	72,100	3,348,384
Sysmex Corp.	44,600	2,875,195
		121,555,277
Mexico — 1.2%
Cemex SAB de CV ADR(1)	1,041,208	8,631,614
Fomento Economico Mexicano SAB de CV ADR	30,610	2,802,346
		11,433,960
Netherlands — 3.3%
ASML Holding NV	67,270	7,156,215
Koninklijke DSM NV	138,580	9,659,647
Koninklijke Vopak NV	124,450	6,310,656
NXP Semiconductors NV(1)	87,670	7,716,714
		30,843,232
Norway — 0.8%
Statoil ASA	480,150	7,594,584

Portugal — 1.1%
Jeronimo Martins SGPS SA	647,340	10,444,823
Russia — 0.4%
Magnit PJSC GDR	104,530	4,122,663
South Korea — 1.1%
Amorepacific Corp.	21,280	7,366,888
BGF retail Co. Ltd.	15,220	2,764,170
		10,131,058
Spain — 2.5%
Cellnex Telecom SA	310,625	5,422,517
Grifols SA	182,690	3,869,812
Industria de Diseno Textil SA	378,475	13,410,231
		22,702,560
Sweden — 2.1%
Hexagon AB, B Shares	277,890	11,316,016
Lundin Petroleum AB(1)	443,870	7,813,800
		19,129,816
Switzerland — 4.7%
Chocoladefabriken Lindt & Spruengli AG	1,020	5,906,054
Julius Baer Group Ltd.	193,220	8,099,701
Roche Holding AG	121,344	29,584,964
		43,590,719
United Kingdom — 20.4%
Admiral Group plc	275,680	7,421,185
Ashtead Group plc	718,913	11,942,108
ASOS plc(1)	121,870	7,249,518
Auto Trader Group plc	2,080,168	10,191,492
Aviva plc	1,826,910	10,277,340
Bunzl plc	349,690	10,827,823
Carnival plc	112,670	5,406,186
Compass Group plc	426,060	8,067,707
London Stock Exchange Group plc	282,960	10,236,719
Pearson plc	389,780	4,429,970
Reckitt Benckiser Group plc	232,090	22,412,700
Rio Tinto plc	380,646	11,501,434
Royal Dutch Shell plc, A Shares	345,050	8,473,267
Shire plc	296,890	18,561,278
St. James's Place plc	618,350	7,973,702
Weir Group plc (The)	523,020	10,350,127
Wolseley plc	235,210	13,528,325
Worldpay Group plc(1)	2,706,354	10,618,895
		189,469,776
TOTAL COMMON STOCKS (Cost $820,922,473)		909,346,728
EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI EAFE ETF (Cost $6,655,252)	111,660	6,515,361

TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $10,869,300), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $10,652,030)		10,652,000
State Street Institutional Liquid Reserves Fund, Premier Class	9,528	9,528
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,661,528)		10,661,528
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $838,239,253)		926,523,617
OTHER ASSETS AND LIABILITIES — 0.1%		782,415
TOTAL NET ASSETS — 100.0%		$927,306,032

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.1%
Information Technology	13.1%
Consumer Staples	12.9%
Financials	12.7%
Industrials	12.4%
Health Care	10.5%
Materials	8.4%
Energy	4.8%
Real Estate	1.7%
Telecommunication Services	1.6%
Utilities	0.9%
Exchange-Traded Funds	0.7%
Cash and Equivalents*	1.2%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	13,699,903	16,346,800	—
France	4,461,005	145,535,703	—
Ireland	8,253,143	13,737,580	—
Israel	7,711,909	—	—
Mexico	11,433,960	—	—
Netherlands	7,716,714	23,126,518	—
Other Countries	—	657,323,493	—
Exchange-Traded Funds	6,515,361	—	—
Temporary Cash Investments	9,528	10,652,000	—
	59,801,523	866,722,094	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$843,601,093
Gross tax appreciation of investments	$103,694,324
Gross tax depreciation of investments	(20,771,800)
Net tax appreciation (depreciation) of investments	$82,922,524

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
August 31, 2016

NT International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Australia — 4.7%
APN Outdoor Group Ltd.	273,059	1,077,392
Bapcor Ltd.	446,960	2,018,836
Bellamy's Australia Ltd.	160,623	1,593,455
Star Entertainment Grp Ltd. (The)	366,095	1,623,319
Treasury Wine Estates Ltd.	324,869	2,741,865
Vocus Communications Ltd.	168,642	974,653
		10,029,520
Austria — 1.6%
Lenzing AG	29,140	3,451,948
Belgium — 1.0%
Galapagos NV(1)	38,999	2,113,300
Canada — 7.9%
Agnico Eagle Mines Ltd. New York Shares	46,246	2,342,360
CCL Industries, Inc., Class B	12,040	2,297,552
Detour Gold Corp.(1)	50,140	1,131,725
Maple Leaf Foods, Inc.	90,390	2,007,824
PrairieSky Royalty Ltd.	54,710	1,072,173
Premium Brands Holdings Corp.	24,680	1,170,954
Secure Energy Services, Inc.	250,080	1,672,412
Seven Generations Energy Ltd.(1)	79,104	1,821,672
Silver Wheaton Corp.	104,520	2,647,492
Sleep Country Canada Holdings, Inc.	27,120	644,395
		16,808,559
China — 0.9%
Tongda Group Holdings Ltd.	9,570,000	1,998,492
Denmark — 8.3%
Ambu A/S, B Shares	26,280	1,307,717
Dfds A/S	36,339	1,916,105
DSV A/S	83,494	4,140,974
Genmab A/S(1)	28,289	4,519,863
H. Lundbeck A/S(1)	74,670	2,983,711
Pandora A/S	21,864	2,719,933
		17,588,303
Finland — 0.7%
Konecranes Oyj	13,300	421,031
Metso Oyj	41,050	1,149,310
		1,570,341
France — 11.3%
BioMerieux	12,940	1,968,066
Criteo SA ADR(1)	57,720	2,128,714
Eiffage SA	16,850	1,319,433
Eurofins Scientific SE	7,189	2,914,094
Nexans SA(1)	52,075	2,798,635
Nexity SA	46,469	2,436,710
Plastic Omnium SA	44,959	1,434,527
Remy Cointreau SA	29,645	2,586,872
Rubis SCA	24,435	1,995,141

SEB SA	7,980	1,061,924
Teleperformance	33,617	3,484,697
		24,128,813
Germany — 4.2%
CompuGroup Medical SE	44,337	1,884,510
Covestro AG	27,980	1,456,897
Drillisch AG	28,390	1,309,615
KION Group AG	37,379	2,129,334
Salzgitter AG	52,850	1,607,903
Stroeer SE & Co. KGaA	13,949	645,949
		9,034,208
Hong Kong — 1.6%
Man Wah Holdings Ltd.	1,392,000	945,639
Techtronic Industries Co. Ltd.	307,500	1,246,640
Wynn Macau Ltd.	871,600	1,213,435
		3,405,714
Italy — 3.4%
Amplifon SpA	203,291	2,137,223
Buzzi Unicem SpA	132,110	2,808,722
De' Longhi SpA	44,653	1,107,236
Industria Macchine Automatiche SpA	17,590	1,122,308
		7,175,489
Japan — 21.8%
Alps Electric Co. Ltd.	82,700	1,864,776
Anicom Holdings, Inc.	66,700	1,516,246
Asahi Intecc Co. Ltd.	8,500	377,906
CyberAgent, Inc.	19,200	1,041,048
Daito Trust Construction Co. Ltd.	13,100	1,928,947
DeNA Co. Ltd.	89,200	2,646,731
Dip Corp.	92,300	2,658,426
Disco Corp.	20,500	2,314,212
eRex Co. Ltd.	31,600	800,499
Ezaki Glico Co. Ltd.	26,600	1,331,735
Hoshizaki Corp.	9,100	727,367
Ichigo, Inc.	612,100	2,490,640
Japan Hotel REIT Investment Corp.	2,280	1,959,039
Koito Manufacturing Co. Ltd.	38,900	1,851,665
Kyudenko Corp.	54,600	1,725,627
LINE Corp. ADR(1)	28,068	1,199,907
Nabtesco Corp.	52,700	1,359,458
Nippon Shinyaku Co. Ltd.	37,700	1,747,175
Open House Co. Ltd.	85,072	1,837,683
Pola Orbis Holdings, Inc.	20,900	1,668,526
Ryohin Keikaku Co. Ltd.	5,400	973,895
Seria Co. Ltd.	36,100	2,386,546
Start Today Co. Ltd.	34,100	1,583,632
Sundrug Co. Ltd.	27,100	1,964,432
Sysmex Corp.	24,100	1,553,636
Takeuchi Manufacturing Co. Ltd.	51,900	748,415
Temp Holdings Co. Ltd.	119,600	1,908,468
Tokyo Steel Manufacturing Co. Ltd.	90,200	634,665
Yumeshin Holdings Co. Ltd.	204,000	1,524,110
		46,325,412

Netherlands — 2.4%
Koninklijke DSM NV	35,940	2,505,179
Koninklijke Vopak NV	51,303	2,601,492
		5,106,671
New Zealand — 0.6%
a2 Milk Co. Ltd.(1)	923,350	1,280,327
Norway — 1.4%
Det Norske Oljeselskap ASA(1)	82,109	1,120,374
Marine Harvest ASA	124,965	1,931,594
		3,051,968
Spain — 3.0%
Acerinox SA	126,100	1,564,120
Cellnex Telecom SA	66,533	1,161,453
Distribuidora Internacional de Alimentacion SA	237,720	1,451,777
Gamesa Corp. Tecnologica SA	91,791	2,106,639
		6,283,989
Sweden — 5.6%
AcadeMedia AB(1)	270,954	2,081,060
Boliden AB	84,816	1,796,259
Fastighets AB Balder, B Shares(1)	74,312	2,076,411
Loomis AB, B Shares	40,440	1,157,365
Lundin Petroleum AB(1)	65,014	1,144,494
RaySearch Laboratories AB	143,986	2,615,435
Saab AB, B Shares	19,435	662,011
Thule Group AB	26,087	421,291
		11,954,326
Switzerland — 6.1%
dorma+kaba Holding AG	2,649	2,079,231
Flughafen Zuerich AG	12,980	2,401,871
Geberit AG	3,440	1,500,442
Logitech International SA	52,370	1,096,865
Lonza Group AG	15,798	2,993,999
Partners Group Holding AG	6,180	2,833,796
		12,906,204
United Kingdom — 11.4%
Aberdeen Asset Management plc	315,160	1,326,810
ASOS plc(1)	52,419	3,118,179
Auto Trader Group plc	544,165	2,666,060
DCC plc	35,272	3,209,796
Hikma Pharmaceuticals plc	46,740	1,313,459
Persimmon plc	94,294	2,258,515
Rentokil Initial plc	609,950	1,713,244
RPC Group plc	284,126	3,242,238
UDG Healthcare plc	148,680	1,195,839
Weir Group plc (The)	150,520	2,978,665
Worldpay Group plc(1)	307,386	1,206,088
		24,228,893
TOTAL COMMON STOCKS (Cost $184,072,410)		208,442,477

TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $4,188,600), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $4,104,011)		4,104,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,824	3,824
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,107,824)		4,107,824
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $188,180,234)		212,550,301
OTHER ASSETS AND LIABILITIES — 0.2%		368,673
TOTAL NET ASSETS — 100.0%		$212,918,974

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.7%
Consumer Discretionary	14.9%
Health Care	14.8%
Materials	12.8%
Information Technology	9.3%
Consumer Staples	9.2%
Real Estate	4.9%
Energy	4.4%
Financials	3.9%
Telecommunication Services	1.7%
Utilities	1.3%
Cash and Equivalents*	2.1%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,318,473	200,124,004	—
Temporary Cash Investments	3,824	4,104,000	—
	8,322,297	204,228,004	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$188,445,570
Gross tax appreciation of investments	$27,493,302
Gross tax depreciation of investments	(3,388,571)
Net tax appreciation (depreciation) of investments	$24,104,731

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
August 31, 2016

NT International Value - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Australia — 6.4%
Australia & New Zealand Banking Group Ltd.	763,285	15,431,105
BHP Billiton Ltd.	191,978	2,947,663
BWP Trust	149,871	366,066
CIMIC Group Ltd.	350,469	7,799,128
Downer EDI Ltd.	431,435	1,588,801
Fortescue Metals Group Ltd.	1,076,335	3,963,707
Newcrest Mining Ltd.(1)	72,607	1,210,860
Regis Resources Ltd.	395,099	1,098,666
Scentre Group	273,217	1,020,521
Seven West Media Ltd.	635,322	372,432
Telstra Corp. Ltd.	1,183,665	4,679,211
Westpac Banking Corp.	607,740	13,455,771
		53,933,931
Austria — 0.2%
Raiffeisen Bank International AG(1)	108,199	1,537,598
Belgium — 1.6%
Bekaert SA	32,959	1,361,376
KBC Group NV(1)	202,709	11,999,753
		13,361,129
Denmark — 1.3%
Vestas Wind Systems A/S	128,128	10,629,483
Finland — 0.4%
UPM-Kymmene Oyj	148,356	2,980,362
France — 12.2%
AXA SA	606,611	12,734,447
BNP Paribas SA	243,848	12,404,574
CNP Assurances	72,828	1,172,236
Engie SA	700,978	11,173,437
Eurazeo SA	14,608	886,258
Innate Pharma SA(1)	20,841	239,677
Metropole Television SA	58,022	1,029,382
Orange SA	591,831	9,037,563
Peugeot SA(1)	525,005	7,744,784
Safran SA	46,531	3,253,281
Sanofi	156,200	12,034,296
SCOR SE	101,254	2,978,893
Societe Generale SA	262,820	9,570,294
TOTAL SA	328,354	15,657,723
Valeo SA	50,116	2,593,289
		102,510,134
Germany — 9.3%
Allianz SE	128,824	19,190,702
BASF SE	92,886	7,553,148
Continental AG	11,430	2,395,649
Daimler AG	21,164	1,465,547
Deutsche Lufthansa AG	78,335	912,671
Deutsche Wohnen AG	41,535	1,561,329

E.ON SE	950,979	8,758,776
Evonik Industries AG	64,812	2,178,596
Hannover Rueck SE	94,869	9,693,263
METRO AG	260,557	7,730,980
Muenchener Rueckversicherungs-Gesellschaft AG	15,729	2,843,154
ProSiebenSat.1 Media SE	167,582	7,207,997
RTL Group SA	26,523	2,232,195
Siemens AG	33,746	4,029,574
		77,753,581
Hong Kong — 4.3%
BOC Hong Kong Holdings Ltd.	2,384,000	8,343,562
Hang Seng Bank Ltd.	486,200	8,529,989
HKT Trust & HKT Ltd.	1,549,000	2,136,538
Link REIT	834,000	6,063,461
New World Development Co. Ltd.	1,918,000	2,405,674
PCCW Ltd.	2,128,000	1,349,622
Sands China Ltd.	409,200	1,608,833
Television Broadcasts Ltd.	157,900	563,816
WH Group Ltd.	6,316,500	4,966,858
		35,968,353
India — 0.3%
Vedanta Resources plc	434,172	2,810,754
Israel — 0.5%
Teva Pharmaceutical Industries Ltd.	86,128	4,371,389
Italy — 3.3%
A2A SpA	990,468	1,313,628
Enel SpA	2,743,494	12,112,394
Eni SpA	647,184	9,774,547
Fiat Chrysler Automobiles NV	174,264	1,204,202
Prysmian SpA	130,955	3,231,152
		27,635,923
Japan — 23.8%
Bridgestone Corp.	316,600	10,878,200
Calsonic Kansei Corp.	140,000	1,100,082
Canon, Inc.	197,200	5,649,261
Central Japan Railway Co.	43,900	7,208,824
Chiyoda Corp.	183,000	1,478,645
Daiichi Sankyo Co. Ltd.	93,600	2,148,100
Daikyo, Inc.	369,000	584,893
Daiwa House Industry Co. Ltd.	84,100	2,171,489
Daiwa Securities Group, Inc.	676,000	3,948,914
Fuji Heavy Industries Ltd.	162,500	6,436,235
Hitachi Chemical Co. Ltd.	145,600	3,138,143
Hitachi Construction Machinery Co. Ltd.	268,900	5,036,758
Honda Motor Co. Ltd.	320,800	9,828,792
ITOCHU Corp.	429,600	5,069,749
Japan Airlines Co. Ltd.	247,600	7,531,022
Japan Prime Realty Investment Corp.	347	1,534,359
Komatsu Ltd.	301,400	6,587,891
Leopalace21 Corp.	460,800	3,055,225
Mazda Motor Corp.	85,000	1,401,126
Miraca Holdings, Inc.	29,100	1,379,553
Mitsubishi Chemical Holdings Corp.	399,000	2,517,443

Mitsubishi UFJ Financial Group, Inc.	1,101,000	6,002,746
Mitsui Chemicals, Inc.	383,000	1,832,359
Mixi, Inc.	111,300	3,953,293
Mizuho Financial Group, Inc.	1,212,500	2,105,893
MS&AD Insurance Group Holdings, Inc.	72,800	2,077,437
Nippon Building Fund, Inc.	404	2,471,676
Nippon Prologis REIT, Inc.	591	1,418,309
Nippon Telegraph & Telephone Corp.	311,900	13,704,126
NTT DOCOMO, Inc.	314,600	7,914,791
OKUMA Corp.	589,000	4,502,962
ORIX Corp.	637,600	9,166,675
Osaka Gas Co. Ltd.	1,411,000	5,554,538
Panasonic Corp.	348,400	3,572,729
SBI Holdings, Inc.	248,800	2,952,945
Seiko Epson Corp.	361,200	6,919,233
Sumitomo Mitsui Financial Group, Inc.	290,900	10,180,727
TonenGeneral Sekiyu KK	210,000	1,938,337
Toyota Boshoku Corp.	152,400	3,483,555
Toyota Motor Corp.	310,900	18,744,447
TS Tech Co. Ltd.	107,300	2,489,995
		199,671,477
Netherlands — 2.8%
ING Groep NV	1,293,756	16,191,811
Koninklijke Ahold Delhaize NV	198,400	4,750,319
NN Group NV	79,429	2,363,381
		23,305,511
Norway — 0.8%
Subsea 7 SA(1)	630,678	6,857,211
Singapore — 0.1%
United Overseas Bank Ltd.	65,500	865,834
Spain — 4.6%
ACS Actividades de Construccion y Servicios SA	226,014	6,404,787
Banco Bilbao Vizcaya Argentaria SA	169,997	1,057,718
Banco Santander SA	2,638,218	11,830,059
Endesa SA	356,924	7,269,871
Inmobiliaria Colonial SA	165,445	1,227,598
Repsol SA	384,323	5,161,466
Telefonica SA	511,404	5,151,125
		38,102,624
Sweden — 1.5%
Hufvudstaden AB, A Shares	40,727	708,387
Intrum Justitia AB	76,033	2,400,719
Peab AB	322,680	2,696,963
Skanska AB, B Shares	325,439	7,135,545
		12,941,614
Switzerland — 3.6%
Nestle SA	57,784	4,600,160
Novartis AG	2,087	164,235
Roche Holding AG	36,153	8,814,488
Swiss Re AG	156,143	13,176,625
Transocean Ltd.	50,511	488,394
Zurich Insurance Group AG	10,237	2,616,625
		29,860,527

United Kingdom — 20.6%
AstraZeneca plc	186,982	12,053,327
BHP Billiton plc	497,351	6,464,999
BP plc	1,817,185	10,210,701
Centrica plc	3,889,276	11,879,348
Debenhams plc	541,031	430,535
Direct Line Insurance Group plc	523,496	2,536,611
Evraz plc(1)	1,223,621	2,056,700
GlaxoSmithKline plc	476,346	10,252,165
Glencore plc	1,693,742	3,871,109
Go-Ahead Group plc	69,642	1,809,802
HSBC Holdings plc	2,810,245	20,824,202
Investec plc	1,485,753	8,795,178
Legal & General Group plc	2,739,680	7,565,772
Lloyds Banking Group plc	9,363,240	7,297,280
Man Group plc	2,487,178	3,550,181
Marks & Spencer Group plc	519,403	2,351,039
Old Mutual plc	417,914	1,065,189
Petrofac Ltd.	365,250	3,988,105
Rio Tinto plc	489,005	14,775,563
Royal Dutch Shell plc, B Shares	1,120,441	28,572,770
Royal Mail plc	917,257	6,191,107
Segro plc	326,222	1,941,410
Vodafone Group plc	1,530,754	4,620,235
		173,103,328
TOTAL COMMON STOCKS (Cost $847,694,706)		818,200,763
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI EAFE Value ETF	18,000	821,340
iShares MSCI Japan ETF	328,587	4,035,048
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,710,071)		4,856,388
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $12,056,850), at 0.10%, dated 8/31/16, due 9/1/16 (Delivery value $11,818,033)		11,818,000
State Street Institutional Liquid Reserves Fund, Premier Class	11,009	11,009
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,829,009)		11,829,009
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $864,233,786)		834,886,160
OTHER ASSETS AND LIABILITIES — 0.4%		3,641,478
TOTAL NET ASSETS — 100.0%		$838,527,638

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	31.5%
Industrials	11.6%
Consumer Discretionary	10.7%
Energy	9.9%
Materials	7.3%
Utilities	6.9%
Health Care	6.0%
Telecommunication Services	5.8%
Real Estate	3.3%
Consumer Staples	2.6%
Information Technology	2.0%
Exchange-Traded Funds	0.6%
Cash and Equivalents*	1.8%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	818,200,763	—
Exchange-Traded Funds	4,856,388	—	—
Temporary Cash Investments	11,009	11,818,000	—
	4,867,397	830,018,763	—

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$870,410,966
Gross tax appreciation of investments	$28,706,945
Gross tax depreciation of investments	(64,231,751)
Net tax appreciation (depreciation) of investments	$(35,524,806)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 25, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 25, 2016